Property, equipment, intangible assets and lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of Property and Equipment

a) Changes in the period

	Property and equipment	Intangible assets
As of January 1, 2019	99,127	504,915
Additions	11,375	8,061
Write-offs	(56)	(56)
Depreciation / amortization in the period	(4,672)	(7,055)

As of March 31, 2019	105,774	505,865

Cost	146,865	626,921
Accumulated depreciation / amortization	(41,092)	(121,056)

As of January 1, 2020	142,464	553,452
Additions	20,746	19,914
Write-offs	(324)	—
Transfers	(2,083)	2,083
Depreciation / amortization in the period	(6,255)	(15,648)

As of March 31, 2020	154,548	559,801

Cost	211,839	672,045
Accumulated depreciation / amortization	(57,291)	(112,244)

(a) Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Total
Balance as of January 1, 2017	9,679	8,677	459	8,789	1,061	28,665
Additions	6,308	6,309	5,650	9,915	2,187	30,369
Business combination (Note 5 (ii))	804	412	34	478		1,728
Write-offs	(149)	(1,690)	(9)	(2,503)	—	(4,351)
Transfers	709	2,181	—	358	(3,248)	—
Depreciations in the year	(3,608)	(2,628)	(1,227)	(1,875)	—	(9,338)

Balance as of December 31, 2017	13,743	13,261	4,907	15,162	—	47,073

Cost	27,400	19,124	6,403	19,281	—	72,208
Accumulated depreciation	(13,657)	(5,863)	(1,496)	(4,119)	—	(25,135)

XP Inc. and its subsidiaries Notes to consolidated financial statements December 31, 2019, 2018 and 2017 (In thousands of Brazilian Reais, unless otherwise stated)	[GRAPHIC]

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Total
Balance as of January 1, 2018	13,743	13,261	4,907	15,162	—	47,073
Additions	22,319	10,448	376	9,930	40,076	83,149
Write-offs	(40)	(924)	(30)	(5,078)	(553)	(6,625)
Transfers	31	2,109	192	37,191	(39,523)	—
Depreciation in the year	(7,282)	(3,253)	(2,892)	(11,043)	—	(24,470)

Balance as of December 31, 2018	28,771	21,641	2,553	46,162	—	99,127

Cost	48,023	29,613	6,388	47,843	—	131,867
Accumulated depreciation	(19,252)	(7,972)	(3,835)	(1,681)	—	(32,740)
Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	99,127
Additions	15,039	9,942	664	22,315	24,539	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	(20,699)

Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	142,464

Cost	62,235	38,086	7,716	84,726	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	(50,299)

Summary of Right-of-use Assets and Lease Liabilities

c) Leases

Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As of January 1, 2019	133,870	148,494
Depreciation expense	(3,430)	—
Interest expense	—	2,328
Effects of exchange rate	(1,281)	134
Payment of lease liabilities	—	(7,490)

As of March 31, 2019	129,159	143,466

As of December 31, 2019	227,478	255,406
Additions (i)	19,273	19,361
Depreciation expense	(9,623)	—
Interest expense	—	6,145
Revaluation (ii)	(19,968)	(19,968)
Impairment	(3,040)	—
Effects of exchange rate	22,016	23,561
Payment of lease liabilities	—	(15,558)

As of March 31, 2020	236,136	268,947

Current	—	56,581
Non-current	236,136	212,367

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
(ii)	Revaluation of discount rate that represent the current market assessment.

d) Leases

Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities
As of January 1, 2019	133,870	148,494
Additions (i)	123,529	124,283
Depreciation expense	(32,831)	—
Interest expense	—	17,613
Effects of exchange rate	2,910	2,995
Payment of lease liabilities	—	(37,979)

As of December 31, 2019	227,478	255,406

Current	—	52,771
Non-current	227,478	202,635

(i) Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.

Summary of Intangible Assets

(b) Intangible assets

	Software	Goodwill	Costumer list	Trademarks	Other intangible assets	Total
Balance as of January 1, 2017	16,871	90,999	9,179	1,799	4,422	123,270
Additions	12,243	—	—	33	8,351	20,627
Business combination (Note 5 ii))	4,404	281,702	50,077	19,304	2,028	357,515
Write-offs	(140)	—	—	—	—	(140)
Transfers	(799)	—	—	—	799	—
Amortization in the year	(6,879)	—	(9,286)	(898)	(1,002)	(18,065)

Balance as of December 31, 2017	25,700	372,701	49,970	20,238	14,598	483,207

Cost	35,489	372,701	72,072	21,230	18,753	520,245
Accumulated Amortization	(9,789)	—	(22,102)	(992)	(4,155)	(37,038)
Balance as of January 1, 2018	25,700	372,701	49,970	20,238	14,598	483,207
Additions	27,828	—	—	1,009	24,680	53,517
Business combination	—	9,799	—	—	—	9,799
Write-offs	(15)	—	—	—	(13,275)	(13,290)
Amortization in the year	(14,742)	—	(8,426)	(2,024)	(3,126)	(28,318)

Balance as of December 31, 2018	38,771	382,500	41,544	19,223	22,877	504,915

Cost	56,127	382,500	72,072	22,239	31,308	564,246
Accumulated amortization	(17,356)	—	(30,528)	(3,016)	(8,431)	(59,331)
Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)

Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452

Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)